Label		Element	Value
FPA U.S. Value Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	FPA U.S. Value Fund, Inc.
Objective [Heading]		rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is long-term growth of capital.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Current income is a secondary consideration.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Fund's other expenses have been restated to reflect the elimination of the financial and administrative services fee previously charged by the Adviser.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets in U.S. companies. A U.S. company:

•  is organized under the laws of, or has its principal office in the United States,

•  has its principal securities trading market in the United States,

•  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States; and/or

•  issues securities denominated in the currency of the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Fund.

The Adviser attempts to concentrate on ownership of high-quality businesses, which typically possess high barriers to market entry, low intensity of rivalry with competitors, limited threat of substitution, and limited bargaining power of suppliers and customers. These companies are generally financially strong. The Adviser prefers to invest in companies run by managers who have demonstrable track records of operational excellence and wise reinvestment of the business's cash flows. However, the Adviser will consider for investment quality companies that lack some or all of such management characteristics.

Although company quality is our principal investment test, the valuation of investments is also an important part of the stock selection process. The Adviser's primary measure of value is the price/earnings ratio. The Adviser seeks out companies that are undervalued relative to their long-term earnings power or to other companies of similar quality, but it will not overpay for even the best companies. It is expected that the Fund's portfolio will have better-than-average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments, is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively low levels of net debt (total debt minus cash and cash equivalents) on their balance sheets compared to earnings before interest, taxes, depreciation and amortization (under-leveraged), operating in more predictable sectors of the economy, with competitively advantaged business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings. A diversified portfolio and modest relative valuations, typically lower than the market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (measured by the price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition, generally a three- to five-year market cycle. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the Adviser would not hesitate to trim or eliminate the security from the portfolio. The Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the portfolio companies. The Fund may sell a portfolio holding when the holding's market price appreciates and approaches the Adviser's estimate of its fair value (intrinsic value); the Adviser finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis no longer holds.

The Fund invests primarily in the common stocks of U.S. companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. The process is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies' prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, with 30-40 positions. These companies will have a minimum market capitalization of $2 billion at the time of purchase. However, if one of these companies market capitalization declines below $2 billion, the Fund has the ability to purchase additional shares of that company. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that the Fund's international investments can yield valuable benefits to Fund shareholders by providing exposure to more investment opportunities outside the U.S. that meet the Adviser's investment criteria. Much of this exposure to foreign business activity is expected to come from purchases of U.S.-domiciled companies with strong worldwide franchises, and from similarly strong companies whose principal offices are located in the U.S. but are domiciled in foreign countries. These foreign-domiciled companies will generally be in the developed countries represented by the MSCI World Index. The MSCI World Index captures large and mid cap representation across 23 developed markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Fund may purchase shares and/or American Depository Receipts ("ADRs") of foreign-domiciled companies that meet the Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put the Fund at a competitive disadvantage. No more than 20% of the Fund's total assets will be invested in the securities of foreign issuers.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities, generally common stocks and/or ADRs of U.S. and foreign domiciled companies held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets and individual securities. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risks Associated with Small and Medium-Sized Companies. Investing in smaller companies generally involves greater risk than investing in larger companies, and securities of smaller companies are often more volatile and less liquid. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies.

Risks Associated with Investing in Foreign Securities. When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. The value of the Fund's foreign securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund may invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

Manager Risk. The Adviser's views relating to the intrinsic value of a company or security may be incorrect or the market may continue to undervalue the company or security. The Adviser may not make timely purchases or sales of securities for the Fund.

Risks Associated with Value Stocks. Value stocks, including those selected by the Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, the market may favor certain stocks (e.g., growth stocks over value stocks or vice versa) and the Fund may hold investments that are out of favor. The Fund's value discipline often results in a portfolio of stocks that may differ materially from its benchmark index.

Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their intrinsic or full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share. If an adverse event depresses the value of a particular security, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities, the Fund may be more susceptible to losses than a fund that invested in more companies.

Because of these and other risks, you could lose money by investing in the Fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	Because of these and other risks, you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of two broad-based securities market indexes. The chart and table reflect the reinvestment of dividends and other distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The Standard & Poor's 500 Index Composite Index is an unmanaged index that is generally representative of the U.S. stock market.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of two broad-based securities market indexes.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.fpafunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

The year-to-date return for the Fund as of June 30, 2015 was -0.15%.

The Fund's highest/lowest quarterly results during the time period were:

Highest	20.49%	(Quarter ended 06/30/09)
Lowest	(29.12)%	(Quarter ended 12/31/08)

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.15%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(29.12%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.
Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2014)
FPA U.S. Value Fund, Inc. | Russell 2500 (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	7.07%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	16.36%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	8.72%
FPA U.S. Value Fund, Inc. | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.67%
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,049
Annual Return 2005		rr_AnnualReturn2005	12.81%
Annual Return 2006		rr_AnnualReturn2006	4.06%
Annual Return 2007		rr_AnnualReturn2007	7.10%
Annual Return 2008		rr_AnnualReturn2008	(37.84%)
Annual Return 2009		rr_AnnualReturn2009	46.40%
Annual Return 2010		rr_AnnualReturn2010	23.69%
Annual Return 2011		rr_AnnualReturn2011	(3.78%)
Annual Return 2012		rr_AnnualReturn2012	14.96%
Annual Return 2013		rr_AnnualReturn2013	30.46%
Annual Return 2014		rr_AnnualReturn2014	16.38%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	16.38%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.74%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	9.04%
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc. | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[2]	rr_AverageAnnualReturnYear01	14.36%
Average Annual Returns, 5 Years	[2]	rr_AverageAnnualReturnYear05	14.90%
Average Annual Returns, 10 Years	[2]	rr_AverageAnnualReturnYear10	8.33%
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc. | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[2]	rr_AverageAnnualReturnYear01	12.43%
Average Annual Returns, 5 Years	[2]	rr_AverageAnnualReturnYear05	12.69%
Average Annual Returns, 10 Years	[2]	rr_AverageAnnualReturnYear10	7.32%

[1]	The Fund's other expenses have been restated to reflect the elimination of the financial and administrative services fee previously charged by the Adviser.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty.